Non-Controlling Interest	6 Months Ended
Jun. 30, 2026
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

14. NON-CONTROLLING INTEREST

Non-controlling interests represent equity interests in the Partnership that are not attributable to the Company. As at June 30, 2026, Telesat Corporation held a general partnership interest representing approximately 30% economic interest in the Partnership (December 31, 2025 — approximately 29%). The remaining 70% economic interest represents exchangeable units held by the limited partnership unit holders (December 31, 2025 — 71%).

Net income (loss) attributable to non-controlling interests represents the non-controlling interests’ portion of the Partnership’s net income (loss).